Shareholders' Equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Shareholders' Equity
Note 6: Shareholders’ Equity
Equity Forward Sale Agreements
In August 2025, the Company entered into separate forward sale agreements (the “Forward Sale Agreements”) with several forward purchasers relating to an aggregate of 8,098,592 shares of the Company’s common stock at an initial forward price of $139.657 per share, which is equal to the price to public per share less an underwriting discount. Each Forward Sale Agreement will be physically settled unless the Company elects to settle such Forward Sale Agreement in cash or to net share settle such Forward Sale Agreement (which the Company has the right to do, subject to certain conditions, other than in the limited circumstances set forth in the Forward Sale Agreements). The Forward Sale Agreements provide for settlement on a settlement date or dates to be specified at the Company’s discretion on or prior to December 31, 2026. To the extent the Forward Sale Agreements are physically settled, the Company will issue common stock to the forward purchasers and receive cash proceeds based on the applicable forward sale price on the settlement date as defined in the Forward Sale Agreements.
During June 2026, the Company elected to physically settle 3,403,756 shares at the forward price provided in the relevant Forward Sale Agreements. The net proceeds received by the Company from these settlements were $476 million.
As of June 30, 2026, 4,694,836 shares of the Company’s common stock remain available for future settlement under the remaining Forward Sale Agreements. The Company intends to use any net cash proceeds that it may receive upon a future settlement of the Forward Sale Agreements for general corporate purposes. The Forward Sale Agreements have been classified as equity transactions because they are indexed to the Company’s common stock and physical settlement is within the Company’s control.

Accumulated Other Comprehensive Income (Loss)
Presented in the table below are the changes in accumulated other comprehensive income (loss) by component, net of tax, for the three months ended June 30, 2026 and 2025, respectively:

	Defined Benefit Pension Plans			Gain (Loss) on Cash Flow Hedges	Gain (Loss) on Fixed-Income Securities	Accumulated Other Comprehensive Income (Loss)
	Employee Benefit Plan Funded Status	Amortization of Prior Service Cost	Amortization of Actuarial Loss
Balance as of March 31, 2026	$(95)	$1	$75	$28	$(1)	$8
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	—	(1)	1	—

Net other comprehensive (loss) income	—	—	—	(1)	1	—

Balance as of June 30, 2026	$(95)	$1	$75	$27	$—	$8

Balance as of March 31, 2025	$(95)	$1	$74	$22	$—	$2
Other comprehensive income (loss) before reclassifications	—	—	—	3	(1)	2
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	1	—	—	1

Net other comprehensive income (loss)	—	—	1	3	(1)	3

Balance as of June 30, 2025	$(95)	$1	$75	$25	$(1)	$5

Presented in the table below are the changes in accumulated other comprehensive income (loss) by component, net of tax, for the six months ended June 30, 2026 and 2025, respectively:

	Defined Benefit Pension Plans			Gain (Loss) on Cash Flow Hedges	Gain (Loss) on Fixed-Income Securities	Accumulated Other Comprehensive Income (Loss)
	Employee Benefit Plan Funded Status	Amortization of Prior Service Cost	Amortization of Actuarial Loss
Balance as of December 31, 2025	$(95)	$1	$75	$26	$(1)	$6
Other comprehensive income before reclassifications	—	—	—	2	—	2
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	—	(1)	1	—

Net other comprehensive income	—	—	—	1	1	2
Balance as of June 30, 2026	$(95)	$1	$75	$27	$—	$8

Balance as of December 31, 2024	$(95)	$1	$74	$30	$2	$12
Other comprehensive (loss) income before reclassifications	—	—	—	(5)	1	(4)
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	1	—	(4)	(3)

Net other comprehensive income (loss)	—	—	1	(5)	(3)	(7)

Balance as of June 30, 2025	$(95)	$1	$75	$25	$(1)	$5

The Company does not reclassify the amortization of defined benefit pension cost components from accumulated other comprehensive income (loss) directly to net income in its entirety, as a portion of these costs have been deferred as a regulatory asset. These accumulated other comprehensive income (loss) components are included in the computation of net periodic pension cost.
The amortization of the gain (loss) on cash flow hedges is reclassified to net income during the period incurred and is included in Interest expense in the accompanying Consolidated Statements of Operations.

An unrealized gain (loss) on
available-for-sale
fixed-income securities is reclassified to net income upon sale of the securities as a realized gain or loss and is included in Other, net in the accompanying Consolidated Statements of Operations.
Dividends
On June 2, 2026, the Company paid a quarterly cash dividend of $0.8950 per share to shareholders of record as of May 12, 2026.
On July 29, 2026, the Company’s Board of Directors declared a quarterly cash dividend payment of $0.8950 per share, payable on September 1, 2026, to shareholders of record as of August 11, 2026. Future dividends, when and as declared at the discretion of the Board of Directors, will be dependent upon future earnings and cash flows, compliance with various regulatory, financial and legal requirements, and other factors. See Note 9—Shareholders’ Equity in the Notes to Consolidated Financial Statements in the Company’s Form
10-K
for additional information regarding the payment of dividends on the Company’s common stock.